Victory Pioneer Disciplined Growth Fund N-1A Cover	Oct. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 03, 2025
Prospectus Date	Oct. 03, 2025
Supplement to Prospectus [Text Block]	October 3, 2025Victory Pioneer Core Equity FundSupplement to the Summary Prospectus and Prospectus
each dated March 31, 2025, as in effect and as may be amended from time to timeThe following information is effective as of November 1, 2025.The following replaces similar information under the heading “Principal Investment Strategies” in the section entitled “Fund Summary”:The Adviser uses a quality and valuation-conscious approach to select the Fund’s investments. The Adviser selects securities it believes are selling at reasonable prices or substantial discounts to their underlying values. A security may be sold if the Adviser’s assessment of company fundamentals deteriorates or the security price reaches its valuation target. The Adviser evaluates a security’s potential value based on the company’s quality, growth, risk, and prospects for future economic profit growth. In making that assessment, the Adviser employs due diligence and fundamental research, and evaluates the issuer based on its financial statements and operations. The Adviser focuses on the quality and price of individual issuers, not on market-timing strategies.October 3, 2025Victory Pioneer Disciplined Growth FundSupplement to the Summary Prospectus and Prospectus
each dated March 31, 2025, as in effect and as may be amended from time to timeThe following information is effective as of November 1, 2025.The following replaces similar information under the heading “Principal Investment Strategies” in the section entitled “Fund Summary”:The Adviser uses a valuation-conscious approach to select the Fund’s investments. The Adviser assesses whether a company’s fundamentals – financial condition, management, and position in its industry – indicate strong prospects for growth and attractive valuations. The Adviser employs a growth-oriented approach to construct the portfolio, emphasizing those securities believed to have attractive prospects for earnings and revenue growth. The Adviser generally sells a portfolio security based upon the same criteria it uses to select securities. October 3, 2025Victory Pioneer Disciplined Value FundSupplement to the Summary Prospectus and Prospectus
each dated March 31, 2025, as in effect and as may be amended from time to timeThe following information is effective as of November 1, 2025.The following replaces similar information under the heading “Principal Investment Strategies” in the section entitled “Fund Summary”:The Adviser uses a valuation-conscious approach to select the Fund’s investments. The Adviser assesses whether a company’s fundamentals – financial condition, management, and position in its industry – indicate strong prospects for growth and attractive valuations. The Adviser employs a value-oriented approach to construct the Fund’s portfolio, emphasizing those securities believed to be selling at reasonable prices versus the underlying values. The Adviser generally sells a portfolio security based upon the same criteria it uses to select securities.